Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 16, 2018
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916053
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 16, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 16, 2018
Prospectus Date	rr_ProspectusDate	Feb. 16, 2018